INVENTORIES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Inventories	$ 73,721	$ 83,741
Gross value | Mobile handsets and others
INVENTORIES
Subtotal	83,215	87,371
Impairment allowance
INVENTORIES
Allowance for obsolescence of inventories	$ (9,494)	$ (3,630)	$ (4,053)